Note 29 - Employee Benefit Expense - Summary of Defined Benefit Plan Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Wages and salaries	$ 10,761,046	$ 8,333,777	$ 11,547,953
Labor and health insurance fees	795,667	711,405	933,313
Pension	354,342	286,780	370,563
Share-based compensation expenses	4,768,696	201,908	1,077,176
Other personnel expenses	238,022	158,976	207,896
Employee benefits expense	16,917,773	9,692,846	14,136,901
Cost of sales [member]
Statement Line Items [Line Items]
Wages and salaries	3,003,663	3,216,156	4,106,694
Labor and health insurance fees	203,615	244,552	84,518
Pension	116,090	114,287	54,565
Share-based compensation expenses	0	0	0
Other personnel expenses	28,467	4,505	3,243
Employee benefits expense	3,351,835	3,579,500	4,249,020
Operating expenses [member]
Statement Line Items [Line Items]
Wages and salaries	7,757,383	5,117,621	7,441,259
Labor and health insurance fees	592,052	466,853	848,795
Pension	238,252	172,493	315,998
Share-based compensation expenses	4,768,696	201,908	1,077,176
Other personnel expenses	209,555	154,471	204,653
Employee benefits expense	$ 13,565,938	$ 6,113,346	$ 9,887,881